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                      LORD ABBETT MID-CAP VALUE FUND, INC.
                                90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973



                                                                     May 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Lord Abbett Mid-Cap Value Fund, Inc.
      1933 Act File No. 02-82544
      1940 Act File No. 811-03691

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 29 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 28, 2005.

     Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                                       Sincerely yours,

                                                       /s/Leslie C. Leda
                                                       ----------------------
                                                       Leslie C. Leda
                                                       Legal Assistant
                                                       Lord, Abbett & Co. LLC